JNL/MC 25 FUND Summary (JNL/MC 25 FUND)	0 Months Ended
Sep. 13, 2013
JNL/MC 25 FUND
Prospectus [Line Items]
Strategy [Heading]	In the summary prospectus for the JNL/Mellon Capital 25 Fund, please delete the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:
Strategy Narrative [Text Block]
Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.